Share-based awards and other equity instruments - Stock options activities (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Options
Beginning balance (in shares)	27,357,798
Granted (in shares)	20,879,816
Exercised (in shares)	12,276,176
Canceled (in shares)	5,043,983
Ending balance (in shares)	30,917,455	27,357,798
Exercisable (in shares)	7,978,490
Weighted average exercise price
Beginning balance (in EUR per share)	€ 2.30
Granted (in EUR per share)	0.63
Exercised (in EUR per share)	0.06
Canceled (in EUR per share)	0.76
Ending balance, Weighted average exercise price (in EUR per share)	2.25	€ 2.30
Exercisable (in EUR per share)	€ 7.00
Remaining contractual life and Aggregate intrinsic value
Outstanding, remaining contractual life (in years)	7 years	10 years
Exercisable, remaining contractual life (in years)	9 years
Beginning balance, aggregate intrinsic value	€ 23,179
Ending balance, aggregate intrinsic value	3,074	€ 23,179
Exercisable, aggregate intrinsic value	€ 377
Shares withheld for tax withholding obligation	6,407,312